Organization (Details Textual) - USD ($)		1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 07, 2017	Oct. 31, 2017	Jul. 31, 2017	Oct. 19, 2015	Jun. 29, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Feb. 07, 2017	Aug. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Underwriters’ overallotment option exercised				2,500,000		0
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.01
Repayments of Lines of Credit						$ 38,475,000	$ 0
Common Stock, Shares, Outstanding					120,512,402	120,634,922		28,369,644
Common Stock, Shares, Issued						120,634,922		28,369,644
Class of Warrant or Right, Outstanding					24,375,596
Contribution of Convertible Preferred Equity Certificates in connection with Transactions						$ 450,455,000	$ 0
Capitol Acquisition Corp. III [Member]
Business Acquisition [Line Items]
Partners Capital Account Units Sold In Public Offering				32,500,000
Underwriters’ overallotment option exercised				2,500,000
Gross proceeds				$ 325,000,000
Net proceeds				317,665,553
Business Acquisition, Transaction Costs				7,334,447
Expense Related to Distribution or Servicing and Underwriting Fees				11,375,000
Minimum net tangible capital				$ 5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 1.00
Public Offering Price Per Share				$ 10.00
Conversion rights percentage				20.00%
Winding up process, description				Pursuant to the Company’s Amended and Restated Certificate of Incorporation, if the Company is unable to complete its initial Business Combination by October 19, 2017, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining holders of common stock and the Company’s board of directors, dissolve and liquidate. If the Company is unable to consummate an initial Business Combination and is forced to redeem 100% of the outstanding Public Shares for a pro rata portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account and not released to the Company to pay any of its franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses).
Revenue, Net				$ 1,000,000,000
Common Stock Value Held In Non Affiliates				700,000,000
Business Combination, Acquired Receivables, Gross Contractual Amount								$ 1,500,000
Additional Loan Commitment								767,000
Cash								96,000
Proceeds from Loans								500,000
Notes Payable, Related Parties								$ 450,000	$ 450,000
Common Stock, Shares, Outstanding								9,814,869			9,680,095
Common Stock, Shares, Issued								9,814,869			9,680,095
Class of Warrant or Right, Outstanding								24,500,000
Capitol Acquisition III [Member]
Business Acquisition [Line Items]
Ownership Percentage Of Issued And Outstanding Shares					32.00%
Capitol Trust Account [Member]
Business Acquisition [Line Items]
Assets Held-in-trust					$ 326,300,000
Payments for Merger Related Costs					16,200,000
Proceeds from Sale of Restricted Investments					$ 305,200,000
Parent [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued					82,075,873
Class of Warrant or Right, Outstanding					1,969,841
Ownership Percentage Of Issued And Outstanding Shares					68.00%
Contribution of Convertible Preferred Equity Certificates in connection with Transactions					$ 450,500,000
2016 Second Lien Credit Facility [Member]
Business Acquisition [Line Items]
Repayments of Lines of Credit	$ 294,000,000		$ 294,000,000
Line of Credit Facility, Commitment Fee Percentage			1.00%
Capitol Common Stock [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Converted					490,078
Common Stock Conversion Price					$ 10.04
Conversion of Stock, Amount Converted					$ 4,900,000
Subsequent Event [Member] | Parent [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues		2,000,000
Private Placement [Member] | Capitol Acquisition Corp. III [Member]
Business Acquisition [Line Items]
Proceeds from Issuance of Private Placement				$ 8,250,000
Warrants issued in private placement				8,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.00